Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,714,784	₩ 4,838,451
Acquisitions	510,934	463,295
Business combination	282
Disposals	(106,453)	(2,647)
Amortization	(453,689)	(498,193)
Impairment loss	(47,873)	(129,327)
Others	156,839	43,205
Ending	4,774,824	4,714,784
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	403,172	442,487
Acquisitions	0	0
Business combination	282
Disposals	0	0
Amortization	0	0
Impairment loss	(46,958)	(36,093)
Others	1,355	(3,222)
Ending	357,851	403,172
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	3,029,651	3,136,072
Acquisitions	353,175	208,874
Business combination	0
Disposals	(240)	(5)
Amortization	(272,730)	(321,752)
Impairment loss	0	(89,986)
Others	137,661	96,448
Ending	3,247,517	3,029,651
Memberships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	138,184	132,942
Acquisitions	1,716	7,360
Business combination	0
Disposals	(4,179)	(1,920)
Amortization	(180)	(170)
Impairment loss	29	11
Others	538	(39)
Ending	136,108	138,184
Development expense [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	126,818	116,171
Acquisitions	15,913	13,130
Business combination	0
Disposals	(22)	(97)
Amortization	(63,684)	(73,319)
Impairment loss	(692)	0
Others	16,708	70,933
Ending	95,041	126,818
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	182,411	197,211
Acquisitions	0	0
Business combination	0
Disposals	0	0
Amortization	(14,415)	(14,800)
Impairment loss	0	0
Others	0	0
Ending	167,996	182,411
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	163,446	100,991
Acquisitions	21,024	67,000
Business combination	0
Disposals	0	0
Amortization	0	0
Impairment loss	0	(1,204)
Others	(69,161)	(3,341)
Ending	115,309	163,446
Development assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	10,235	78,970
Acquisitions	543	27,831
Business combination	0
Disposals	0	0
Amortization	(76)	0
Impairment loss	0	0
Others	76,009	(96,566)
Ending	86,711	10,235
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	196,895	241,311
Acquisitions	0	0
Business combination	0
Disposals	0	0
Amortization	(44,478)	(44,478)
Impairment loss	0	0
Others	(6,718)	62
Ending	145,699	196,895
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	463,972	392,296
Acquisitions	118,563	139,100
Business combination	0
Disposals	(102,012)	(625)
Amortization	(58,126)	(43,674)
Impairment loss	(252)	(2,055)
Others	447	(21,070)
Ending	₩ 422,592	₩ 463,972